Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 57,054	$ 52,914
Tier 1 Capital	64,735	59,785
Total Capital	73,911	68,718
TLAC	123,288	114,402
Risk-Weighted Assets	420,838	424,197
Leverage Exposures	$ 1,484,962	$ 1,413,036
CET1 Ratio	13.60%	12.50%
Tier 1 Capital Ratio	15.40%	14.10%
Total Capital Ratio	17.60%	16.20%
TLAC Ratio	29.30%	27.00%
Leverage Ratio	4.40%	4.20%
TLAC Leverage Ratio	8.30%	8.10%